UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:        June 30, 2005

Check here if Amendment [   ]; Amendment Number:  _____
    This Amendment (Check only one.):  [     ]  is a restatement.
                              [     ]  adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:		Zesiger Capital Group LLC
Address:	320 Park Avenue, 30th Floor
		New York, New York 10022

Form 13F File Number:     28-5536

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained therein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Barrie R. Zesiger
Title:	Managing Director

Phone:	212-508-6390

Signature, Place, and Date of Signing:

	/s/ Barrie R. Zesiger 	New York, NY     August 15, 2005

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
None













FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers	: 0
Form 13F Information Table Entry Total: 42
Form 13F Information Table Total Value: $ 301,897 (thousands)


List of Other Included Managers:

	NONE




Name of Issuer               Title        CUSIP     Value    Shares       Sh/PutInvstmOthe Voting Authority
                             of Class             (x$1000)   Prn Amnt     PrnCalDscretMngr       Sole  Share      None
Adolor Corporation           Common     00724X102   $ 6,602     713,700    SH    SOLE  N/A     555,500  N/A    158,200
Cia Saneamento Basico De Sp  ADR        20441A102   $ 7,235     480,750    SH    SOLE  N/A     299,850  N/A    180,900
Citigroup Inc                Common     172967101   $ 8,616     186,370    SH    SOLE  N/A     143,400  N/A     42,970
Collagenex Pharmaceuticals   Common     19419B100   $ 8,296   1,090,100    SH    SOLE  N/A     837,500  N/A    252,600
Diomed Holdings Inc          Common     25454R207   $ 5,275   1,844,350    SH    SOLE  N/A   1,288,701  N/A    555,649
Drugmax Inc.                 Common     262240104   $   564     269,267    SH    SOLE  N/A     198,139  N/A     71,128
Durect Corporation           Common     266605104   $22,265   4,374,200    SH    SOLE  N/A   2,990,000  N/A  1,384,200
Emcor Group Inc.             Common     29084Q100   $ 3,726      76,200    SH    SOLE  N/A      69,700  N/A      6,500
Endeavor International       Common     29259G101   $ 3,211     884,500    SH    SOLE  N/A     757,500  N/A    127,000
Enterra Energy Trust         Common     29381P102   $13,956     586,900    SH    SOLE  N/A     509,000  N/A     77,900
Exact Sciences Corp.         Common     30063P105   $ 3,587   1,573,400    SH    SOLE  N/A   1,209,000  N/A    364,400
Freeport-Mcmoran Copper-B    Common     35671D857   $ 8,572     228,950    SH    SOLE  N/A     209,000  N/A     19,950
General Cable Corp.          Common     369300108   $19,252   1,298,200    SH    SOLE  N/A     967,000  N/A    331,200
Graftech International Ltd   Common     384313102   $10,829   2,518,450    SH    SOLE  N/A   1,868,000  N/A    650,450
Heska Corp.                  Common     42805E108   $ 3,884   6,367,300    SH    SOLE  N/A   4,271,700  N/A  2,095,600
Indus International Inc.     Common     45578L100   $ 4,669   1,898,000    SH    SOLE  N/A   1,656,000  N/A    242,000
Iron Mountain Inc.           Common     462846106   $ 6,697     215,900    SH    SOLE  N/A     189,650  N/A     26,250
Jacuzzi Brands Inc           Common     469865109   $ 6,170     575,000    SH    SOLE  N/A     575,000  N/A        -
Jed Oil Inc.                 Common     472310101   $ 1,614      67,800    SH    SOLE  N/A      10,000  N/A     57,800
Logicvision Inc.             Common     54140W107   $ 1,338     659,000    SH    SOLE  N/A     508,000  N/A    151,000
Marsh & Mclennan Cos.        Common     571748102   $ 8,479     306,100    SH    SOLE  N/A     232,500  N/A     73,600
Matrix Service Co.           Common     576853105   $ 9,554   2,086,086    SH    SOLE  N/A   1,464,286  N/A    621,800
Mcdermott Intl Inc.          Common     580037109   $ 6,771     322,425    SH    SOLE  N/A     250,700  N/A     71,725
Nec Corp.                    ADR        629050204   $   629     116,400    SH    SOLE  N/A      85,000  N/A     31,400
Newell Rubbermaid Inc.       Common     651229106   $ 9,336     391,600    SH    SOLE  N/A     306,500  N/A     85,100
Penford Corp.                Common     707051108   $ 4,792     299,500    SH    SOLE  N/A     229,000  N/A     70,500
Petroleo Brasileiro Sa       ADR        71654V101   $13,241     287,600    SH    SOLE  N/A     241,100  N/A     46,500
Pfizer Inc.                  Common     717081103   $10,727     388,950    SH    SOLE  N/A     295,700  N/A     93,250
Prb Gas Transportation Inc.  Common     693535106   $   876      99,000    SH    SOLE  N/A         -    N/A     99,000
Protein Design Labs Inc.     Common     74369L103   $ 3,704     183,278    SH    SOLE  N/A     127,665  N/A     55,613
Quixote Corp.                Common     749056107   $ 9,175     467,850    SH    SOLE  N/A     354,000  N/A    113,850
Strategic Diagnostics Inc.   Common     862700101   $ 2,167     631,750    SH    SOLE  N/A     526,650  N/A    105,100
Telekomunik Indonesia        ADR        715684106   $13,662     655,250    SH    SOLE  N/A     494,300  N/A    160,950
Tier Technologies Inc-Clb    Common     88650Q100   $ 7,682     911,300    SH    SOLE  N/A     702,500  N/A    208,800
Time Warner Inc.             Common     887317105   $ 5,013     300,000    SH    SOLE  N/A     300,000  N/A        -
Tripath Imaging Inc.         Common     896942109   $10,382   1,212,800    SH    SOLE  N/A     932,000  N/A    280,800
Unumprovident Corp.          Common     91529Y106   $10,758     587,200    SH    SOLE  N/A     445,900  N/A    141,300
Virologic Inc.               Common     92823R201   $ 8,292   3,343,592    SH    SOLE  N/A   2,578,492  N/A    765,100
Vivus Inc.                   Common     928551100   $ 6,451   1,750,600    SH    SOLE  N/A   1,295,000  N/A    455,600
Wal-Mart Stores Inc.         Common     931142103   $   241       5,000    SH    SOLE  N/A         -    N/A      5,000
Willsbros Group Inc.         Common     969199108   $ 9,155     639,300    SH    SOLE  N/A     507,100  N/A    132,200
World Heart Corp.            Common     980905202   $ 4,453   3,478,666    SH    SOLE  N/A   2,392,020  N/A  1,086,646